INTANGIBLE ASSETS AND GOODWILL - Distribution Rights (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS AND GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill	$ 663,272,878	$ 680,996,062	$ 665,666,655
Monster distribution rights
INTANGIBLE ASSETS AND GOODWILL
Term of agreement (in years)	4 years
Distribution rights
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ 656,294,617	674,920,063	$ 658,625,624
Distribution rights | Chile operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	304,264,699	300,305,728
Distribution rights | Brazil operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	187,695,738	207,469,759
Distribution rights | Paraguay operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	162,825,074	165,295,516
Distribution rights | Argentina operation
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	803,916	1,027,483
Distribution rights | Monster distribution rights
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ 705,190	$ 821,577